11. MINERAL PROPERTY EXPLORATION COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
NOTE 11 - MINERAL PROPERTY EXPLORATION COSTS

11.  MINERAL PROPERTY EXPLORATION COSTS

During the three months ended March 31, 2013 and 2012 the following project costs were incurred:

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012

Strong Creek and Iron Mountain:
Technical Report	$-	$21,022
Mapping	180	-
Drilling	-	11,305
Travel	-	5,233
Lease payments	3,000	-
TOTAL	3,180	37,560

During the year ended December 31, 2012 and 2011 the following project costs were incurred:

	Year Ended December 31, 2012	Year Ended December 31, 2011

Strong Creek and Iron Mountain:
Technical Report	$94,141	$49,767
Claims	3,642	3,255
Drilling	14,795	202,098
Travel	23,986	2,652
Aeromagnetic Survey	20,000	-
Lease payments	8,000
TOTAL	164,564	257,772

Labrador Trough:
Reconnaissance	-	71,335

Total Exploration Costs	$164,564	$329,107